CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 11,904	$ 28,744	$ 8,576
Actuarial gains (losses) on defined benefit pension plans		(276)	461	147
Income tax effect on income and expenses recognised in OCI	[1]	66	(105)	(35)
Items that will not be reclassified to the Consolidated statement of income		(211)	356	111
Foreign currency translation effects		(587)	(3,609)	(1,052)
Share of OCI from equity accounted investments		(113)	424	0
Items that may subsequently be reclassified to the Consolidated statement of income		(701)	(3,186)	(1,052)
Other comprehensive income/(loss)		(911)	(2,829)	(940)
Total comprehensive income/(loss)		10,992	25,914	7,636
Attributable to the shareholders of the company		10,974	25,917	7,622
Attributable to non-controlling interests		$ 19	$ (3)	$ 14

[1]	Other Comprehensive Income (OCI).